Redeemable Convertible Preferred Shares - Summary of Redeemable Convertible Preferred Shares (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Apr. 24, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Temporary Equity [Line Items]
Repurchase of preferred shares	$ (49,809)	$ (59,082)
Initial Public Offering [Member]
Temporary Equity [Line Items]
Converted to common shares upon IPO		470,759
Series E Tranche 1 Preferred Shares [Member]
Temporary Equity [Line Items]
BCF upon Series E		52,377
Series D Preferred Stock [Member]
Temporary Equity [Line Items]
Accretion of Series D to convertible redeemable preferred shares redemption value		1,870	4,300	3,509
Addition				32,481
Accretion of Series E to convertible redeemable preferred shares redemption value		(1,870)	(4,300)	(3,509)
Convertible Redeemable Preferred Shares [Member] | Series E Tranche 1 Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance		0
Addition		275,314
Exercise of Series E subsequent sale rights		28,568
BCF upon Series E		(53,486)
Amortisation of BCF of Series E		4,139
Accretion of Series E to convertible redeemable preferred shares redemption value		12,754
Acceleration of amortization of BCF of Series E upon IPO		49,346
Converted to common shares upon IPO		(344,031)
Ending balance		0
Convertible Redeemable Preferred Shares [Member] | Series E Tranche 1 Preferred Shares [Member] | Initial Public Offering [Member]
Temporary Equity [Line Items]
Deemed dividend to preferred shareholders upon IPO		27,396
Convertible Redeemable Preferred Shares [Member] | Series D Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance		40,290	35,990
Deemed dividend to preferred shareholders upon IPO		279
Accretion of Series D to convertible redeemable preferred shares redemption value		1,870	4,300
Repurchase of preferred shares		(15,003)
Ending balance			40,290
Convertible Redeemable Preferred Shares [Member] | Series D Preferred Stock [Member] | Initial Public Offering [Member]
Temporary Equity [Line Items]
Deemed dividend to preferred shareholders upon IPO		4,008
Converted to common shares upon IPO		$ (31,444)